Non-interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-interest income
Net fees and commissions	£ 2,514	£ 2,467	£ 2,330
Trading income
Foreign exchange	452	310	270
Interest rate	590	687	595
Credit	68	(163)	(72)
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	1	(9)	(2)
Equities, commodities and other	1		3
Income from trading activities	1,112	825	794
Rental income on operating lease assets and investment property	219	233	234
Changes in fair value of financial assets and liabilities designated at FVTPL	(132)	(137)	(150)
Changes in fair value of other financial assets at FVTPL	41	75	50
Hedge ineffectiveness	(16)	2	52
Profit/(loss) on disposal of amortised cost assets and liabilities	9	5	(5)
Loss on disposal of fair value through other comprehensive income assets	(8)	(19)	(43)
Profit/(loss) on sale of property, plant and equipment	7	31	(21)
Loss on disposal of subsidiaries and associates	(43)		(2)
Share of profits/(losses) of associated entities	68	19	(9)
Foreign exchange recycling (losses)/gains	(28)	(76)	484
Other income	69	3	(11)
Other operating income	186	136	579
Non-interest income	3,812	3,428	3,703
Dividend income	£ 60	£ 9	£ 7